Geographic Information (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas

The following table lists revenue for the three and nine months ended September 30, 2017 and 2016 by geographic region:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2017	2016	2017	2016
Revenue:
Americas – U.S.	$100,125	$102,851	$306,167	$214,329
Rest of Americas	12,563	11,763	38,040	17,988
EMEA	40,307	30,645	100,430	80,674
APAC	6,734	5,519	18,041	6,317
	$159,729	$150,778	$462,678	$319,308

Long-lived Assets by Geographic Areas
The following table lists long-lived assets, net of amortization, as of September 30, 2017 and December 31, 2016 by geographic region:

(in thousands)	September 30, 2017	December 31, 2016
Long-lived assets, net
Americas – U.S.	$1,162,481	$1,188,000
Rest of Americas	118,110	115,223
EMEA	340,359	313,373
APAC	30,009	30,880
	$1,650,959	$1,647,476